intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2022
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software	and other	construction	Total	licences	assets	Goodwill [1]	goodwill
AT COST
As at January 1, 2022		$3,028	$6,723	$437	$275	$10,463	$12,185	$22,648	$7,645	$30,293
Additions		—	76	2	370	448	—	448	—	448
Additions arising from business acquisitions	(b)	204	18	23	—	245	—	245	196	441
Assets under construction put into service		—	208	—	(208)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	20	(289)	9	—	(260)	27	(233)	—	(233)
Net foreign exchange differences		(31)	—	(1)	—	(32)	—	(32)	(38)	(70)
As at June 30, 2022		$3,221	$6,736	$470	$437	$10,864	$12,212	$23,076	$7,803	$30,879
ACCUMULATED AMORTIZATION
As at January 1, 2022		$712	$4,279	$172	$—	$5,163	$—	$5,163	$364	$5,527
Amortization		162	392	32	—	586	—	586	—	586
Dispositions, retirements and other		11	(287)	(11)	—	(287)	—	(287)	—	(287)
Net foreign exchange differences		(8)	(1)	(2)	—	(11)	—	(11)	—	(11)
As at June 30, 2022		$877	$4,383	$191	$—	$5,451	$—	$5,451	$364	$5,815
NET BOOK VALUE
As at December 31, 2021		$2,316	$2,444	$265	$275	$5,300	$12,185	$17,485	$7,281	$24,766
As at June 30, 2022		$2,344	$2,353	$279	$437	$5,413	$12,212	$17,625	$7,439	$25,064

1	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

			Total of
			individually
	Fully	Vivint Smart	immaterial
(millions)	Managed Inc. [1]	Home [1]	transactions [1]	Total
Assets
Current assets
Cash	$3	$3	$1	$7
Accounts receivable [2]	49	9	3	61
Other	2	2	2	6
	54	14	6	74
Non-current assets
Property, plant and equipment Owned assets	1	—	9	10
Right-of-use lease assets	—	1	1	2
Intangible assets subject to amortization [3]	132	76	37	245
Other	—	4	—	4
	133	81	47	261
Total identifiable assets acquired	187	95	53	335
Liabilities
Current liabilities
Accounts payable and accrued liabilities	31	2	3	36
Income and other taxes payable	—	6	—	6
Advance billings and customer deposits	2	2	7	11
Current maturities of long-term debt	—	31	—	31
	33	41	10	84
Non-current liabilities
Long-term debt	70	—	5	75
Other long-term liabilities	2	—	3	5
Deferred income taxes	34	11	5	50
	106	11	13	130
Total liabilities assumed	139	52	23	214
Net identifiable assets acquired	48	43	30	121
Goodwill	77	58	61	196
Net assets acquired	$125	$101	$91	$317
Acquisition effected by way of:
Cash consideration	$90	$101	$82	$273
Provisions	29	—	9	38
Issue of TELUS Corporation Common Shares	6	—	—	6
	$125	$101	$91	$317

1	The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.
2	The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimate at the acquisition date of the contractual cash flows expected to be collected.
3	Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 8 years; software is expected to be amortized over a period of 5 years; and other intangible assets are expected to be amortized over a period of 5 years.